Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Parenthetical) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined benefit plan, accumulated benefit obligation	$ 13.7	$ 15.9
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined benefit plan, accumulated benefit obligation	1.3	1.5
International Pension Plans [Member]
Defined benefit plan, accumulated benefit obligation	$ 9.7	$ 9.4